As filed with the Securities and Exchange Commission on May 27, 2005
                                     Investment Company Act file number 811-8054


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                              Delafield Fund, Inc.
               (Exact name of registrant as specified in charter)
                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)


                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Item 1: Schedule of Investments

--------------------------------------------------------------------------------
DELAFIELD FUND, INC
STATEMENT OF NET ASSETS
March 31, 2005
(UNAUDITED)
================================================================================

                                                    Value                                                               Value
Common Stocks (81.85%)                  Shares     (Note 1)       Common Stocks (Continued)                Shares      (Note 1)
                                        -------     ------        Instrumentation (4.56%)                  -------      ------
Chemicals (13.04%)
Ashland Inc.                            120,000   $  8,096,400    Mettler-Toledo International Inc.*        15,000     $    712,500
Cytec Industries Inc.                   200,000     10,850,000    Thermo Electron Corporation*             625,000       15,806,250
Engelhard Corporation                   230,000      6,906,900                                                         ------------
FMC Corporation*                        100,000      5,345,000                                                           16,518,750
H.B. Fuller Company                     100,000      2,900,000                                                         ------------
Hercules Incorporated*                  500,000      7,245,000    Metal Fabricating (5.70%)
(The) Lubrizol Corporaton               118,500      4,815,840    Aleris International, Inc.*              300,000        7,485,000
Lydall, Inc.*                           100,000      1,110,000    GrafTech International Ltd.*           1,250,000        7,112,500
                                                  ------------    Harsco Corporation                        90,000        5,364,900
                                                    47,269,140    Material Sciences Corporation*            51,000          685,950
                                                  ------------                                                         ------------
Computer & Computer Services (1.81%)                                                                                     20,648,350
BearingPoint Inc.*                      425,000      3,727,250                                                         ------------
Unisys Corporation*                     400,000      2,824,000    Real Estate (1.49%)
                                                  ------------    Kimco Realty Corporation                 100,000        5,390,000
                                                     6,551,250                                                         ------------
                                                  ------------
Consumer Products & Services (10.34%)                             Retail (5.92%)
ElkCorp                                 125,000      4,807,500    Foot Locker, Inc.                        475,000       13,917,500
Furniture Brands International, Inc.    400,000      8,724,000    Jones Apparel Group Inc.                 225,000        7,535,250
Newell Rubermaid Inc.                   350,000      7,679,000                                                         ------------
ProQuest Company*                       265,000      9,579,750                                                           21,452,750
(The) Reader's Digest Association, Inc. 125,000      2,163,750                                                         ------------
(The) Stanley Works                     100,000      4,527,000    Technology (7.66%)
                                                  ------------    Imation Corp.                            245,000        8,513,750
                                                    37,481,000    International Rectifier Corp.*           210,000        9,555,000
                                                  ------------    Symbol Technologies Inc.                 325,000        4,709,250
Energy (1.63%)                                                    Vishay Intertechnology Inc.*             400,000        4,972,000
Forest Oil Corporation*                 125,000      5,062,500                                                         ------------
Pioneer Natural Resources Company        20,000        854,400                                                           27,750,000
                                                  ------------                                                         ------------
                                                     5,916,900    Miscellaneous (7.25%)
                                                  ------------    Acuity Brands Inc.                       300,000        8,100,000
Financial Products & Services (5.23%)                             Allied Waste Industries Inc.*            500,000        3,655,000
Harland (John H.) Company               135,000      4,638,600    Coinstar, Inc.*                          100,000        2,120,000
Reynolds & Reynolds Company             325,000      8,794,500    Commscope, Inc.*                         300,000        4,488,000
R.R. Donnelley & Sons Co.               175,000      5,533,500    Sonoco Products                          100,000        2,885,000
                                                  ------------    Steris Corp.*                            200,000        5,050,000
                                                    18,966,600                                                         ------------
                                                  ------------                                                           26,298,000
Industrial Products (17.22%)                                                                                           ------------
AMETEK, Inc.                            175,000      7,043,750    Total Common Stocks (Cost $232,302,716)              $296,652,410
AO Smith Corp.                          125,000      3,608,750                                                         ------------
Crane Co.                               190,000      5,470,100                                               Face       Value
Federal Signal Corporation              175,000      2,654,750
Flowserve Corporation*                  225,000      5,820,750                                              Amount     (Note 1)
Gerber Scientific Inc.*                 278,000      2,023,840                                              ------     ------------
Honeywell International Inc.            223,000      8,297,830    Short-Term Investment (19.14%)
Kennametal Inc.                         135,000      6,411,150    Repurchase Agreement (19.14%)
Navistar International Corporation*     215,000      7,826,000    J.P. Morgan Securities Inc., purchased
SPX Corp.                               175,000      7,574,000    on 03/31/05, 2.65%, due 04/01/05,
UNOVA, Inc.*                            275,000      5,678,750    repurchase proceeds $69,371,106
                                                  ------------    (Collateralized by TINT, 0.00%, due
                                                    62,409,670    02/15/17 to 05/15/19 value $70,755,447)$69,366,000     69,366,000
                                                  ------------                                                         ------------
                                                                  Total Short-Term Investment
                                                                  (Cost $69,366,000)                                   $ 69,366,000
                                                                  Total Investments (100.99%)                          ------------
                                                                  (Cost $301,668,716+)                                  366,018,410
                                                                  Liabilities in excess of cash and other                (3,575,104)
                                                                  assets(-0.99%)                                       ------------
                                                                  Net Assets (100.00%), 14,424,895 shares              $362,443,306
                                                                  outstanding                                          ------------
                                                                                                                       ------------
                                                                  Net asset value, offering and
                                                                  redemption price per share:                          $      25.13
                                                                                                                       ------------
                                                                                                                       ------------

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*  Non-income producing.
+  Aggregate cost for federal income tax purposes is $301,794,386.  Aggregate gross unrealized appreciation and depreciation are, based on cost for federal income tax purposes,
   $67,441,936 and $3,217,912 respectively, resulting in net appreciation of $64,224,024.

Note 1: Securities traded on a national securities exchange are valued at the last recorded sales price on the last business day of the fiscal period.  Common stocks for which no sale was reported on that date and over-the-counter securities are valued at the mean between the last reported bid and asked prices.  All short-term investments are valued at amortized cost which approximates market
value.                                                                                                             41867   DEL1Q2005
------------------------------------------------------------------------------------------------------------------------------------

Item 2:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.


(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 3:    Exhibits


Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Delafield Fund, Inc.


By (Signature and Title)*               /s/Rosanne Holtzer
                                           Rosanne Holtzer, Secretary


Date May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/Steven W. Duff
                                           Steven W. Duff, Principal Executive
                                           Officer


Date May 26, 2005


By (Signature and Title)*               /s/Anthony Pace
                                           Anthony Pace, Treasurer


Date May 26, 2005


* Print the name and title of each signing officer under his or her signature.